Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Current tax benefit (expense)	$(18)	$(12)	$(14)
Deferred tax benefit (expense)	20	28	29
Income tax benefit (expense)	$2	$16	$15

Summary of Taxation

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Income tax benefit (expense) at Norwegian tonnage tax regime	$20	$28	$29
Income tax benefit (expense) within UK	(18)	(12)	(14)
Income tax benefit (expense)	$2	$16	$15
Effective tax rate	0%	0%	0%

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2018 and 2017 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2018	2017
Deferred tax assets:
Financial derivatives	$24	$(12)
Financial loss carry forwards for tonnage tax	16,946	15,697
Total deferred tax asset	16,970	15,685
Less valuation allowance	(16,970)	(15,685)
Net deferred tax asset	—	—
Deferred tax liabilities:
Entrance tax	453	624
Total deferred tax liabilities	453	624
	$453	$624

The net deferred tax liability is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2018	2017
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	453	624
Net deferred tax liabilities	$453	$624

Changes in the net deferred tax liabilities at December 31, 2018 and 2017 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2018	2017
Net deferred tax liabilities at January 1,	$624	$685
Aquisition of KNOT Shuttle Tankers 26 AS	—	99
Change in temporary differences	(142)	(198)
Translation differences	(29)	38
Net deferred tax liabilities at December 31,	$453	$624